Earnings Per Share - Additional Information (Detail)		12 Months Ended
	May 15, 2024	Mar. 31, 2024 ¥ / shares	Mar. 31, 2023 ¥ / shares	Mar. 31, 2022 ¥ / shares
Earnings per share [line items]
Basic earnings per share		¥ 657.13	¥ 668.12	¥ 364.46
Diluted earnings per share		656.94	¥ 667.89	¥ 364.31
Major ordinary share transactions [member]
Earnings per share [line items]
Stockholder equity stock split ratio	3
Stock split assumption [member]
Earnings per share [line items]
Basic earnings per share		219.04
Diluted earnings per share		¥ 218.98